OPERATING SEGMENTS (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Segments [Abstract]
Disclosure of assets and liabilities

	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Other Mines (i)	Corporate and other (ii)	Total
Property, plant and equipment at December 31, 2020	$1,059.5	$897.7	$457.8	$1,111.0	$296.1	$—	$2,862.7	$6,684.8
Total assets at December 31, 2020	$1,638.1	$936.4	$550.0	$1,168.0	$322.2	$—	$3,808.1	$8,422.8
Total liabilities at December 31, 2020	$458.3	$273.1	$79.2	$407.3	$108.6	$—	$1,924.0	$3,250.5
Capital expenditures for the year ended December 31, 2020	$74.8	$43.4	$48.9	$47.8	$39.5	$—	$19.3	$273.7

	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Other Mines (i)	Corporate and other (ii)	Total
Property, plant and equipment at December 31, 2019	$1,082.9	$917.6	$866.1	$571.2	$292.6	$—	$2,222.5	$5,952.9
Total assets at December 31, 2019	$1,646.2	$952.7	$955.5	$612.5	$317.1	$—	$2,633.2	$7,117.2
Total liabilities at December 31, 2019	$415.7	$269.0	$112.3	$210.5	$94.0	$—	$1,795.8	$2,897.3
Capital expenditures for the year ended December 31, 2019	$82.7	$61.7	$43.4	$49.7	$34.3	$35.8	$24.1	$331.7
(i)Other mines is comprised of the Chapada mine, which was divested July 2019.
(ii)"Corporate and other" includes advanced stage development projects, exploration properties, corporate entities, the Company's investments in associates and the MARA Project with property, plant and equipment of $1,856.4 million, total assets of $2,109.7 million and total liabilities of $429.2 million (December 31, 2019: Agua Rica Project of $1,151.1 million, $1,156.5 million, and $269.4 million, respectively).
Disclosure of profit and loss

For the year ended December 31, 2020	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Other mines (ii)	Corporate and other	Total
Revenue	$471.0	$312.1	$241.3	$381.1	$155.5	$—	$—	$1,561.0
Cost of sales excluding DDA (i)	(185.4)	(95.5)	(115.8)	(141.8)	(75.6)	—	—	(614.1)
Gross margin excluding DDA	$285.6	$216.6	$125.5	$239.3	$79.9	$—	$—	$946.9
DDA	(133.4)	(52.6)	(86.1)	(69.6)	(44.2)	—	(9.1)	(395.0)
Temporary suspension, standby and other incremental COVID-19 costs	(4.5)	(2.0)	(19.2)	(7.0)	(7.7)	—	(0.1)	(40.5)
(Impairment) reversal of impairment of mining properties	—	—	(369.0)	560.0	—	—	—	191.0
Segment income (loss)	$147.7	$162.0	$(348.8)	$722.7	$28.0	$—	$(9.2)	$702.4
Other expenses (iii)								(212.3)
Earnings before taxes								$490.1
Income tax expense								(286.5)
Net earnings								$203.6

For the year ended December 31, 2019	Canadian Malartic	Jacobina	Cerro Moro	El Peñón	Minera Florida	Other mines (ii)	Corporate and other	Total
Revenue	$460.5	$224.0	$299.6	$297.0	$103.8	$227.3	$—	$1,612.2
Cost of sales excluding DDA (i)	(198.9)	(94.9)	(153.8)	(153.4)	(70.6)	(111.2)	—	(782.8)
Gross margin excluding DDA	$261.6	$129.1	$145.8	$143.6	$33.2	$116.1	$—	$829.4
DDA	(135.4)	(56.7)	(121.7)	(102.0)	(35.7)	(11.9)	(8.3)	(471.7)
Segment income (loss)	$126.2	$72.4	$24.1	$41.6	$(2.5)	$104.2	$(8.3)	$357.7
Other expenses (iii)								(47.4)
Earnings before taxes								$310.3
Income tax expense								(84.7)
Net earnings								$225.6
(i)Depletion, depreciation and amortization ("DDA").
(ii)Other mines is comprised of the Chapada mine, which was divested in July 2019.
(iii)Other expenses are comprised of general and administrative expenses, exploration and evaluation expenses, share of loss of associates, other operating (expenses) income, net, finance costs and other costs. net, as per the consolidated statement of operations.

Disclosure of geographical areas
Revenue is attributed to regions based on the source location of the product sold.

For the years ended December 31,	2020	2019
Canada	$471.0	$460.5
Chile	536.6	400.8
Brazil	312.1	451.3
Argentina	241.3	299.6
Total revenue	$1,561.0	$1,612.2

Non-current assets for this purpose exclude deferred tax assets.

As at December 31,	2020	2019
Canada	$1,784.4	$1,863.9
Chile	1,891.2	1,341.0
Brazil	927.0	949.2
Argentina	2,769.4	2,447.7
United States	34.7	33.0
Total non-current assets	$7,406.7	$6,634.8

Disclosure of major customers
The following table presents sales to individual customers that exceeded 10% of annual metal sales for the following periods:

For the years ended December 31,	2020	2019
Customer (i)
1	$394.6	$371.8
2	365.6	320.5
3	334.7	275.0
4	199.7	192.3
5	158.9	—
Total sales to customers exceeding 10% of annual metal sales	$1,453.5	$1,159.6
Percentage of total metal sales	93.1%	71.9%
(i)A balance is only included for a customer in each year where total sales to that customer exceeded 10% of annual metal sales in the period.